Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,122,000
Previously Paid Amount	0.00
Total Fee Amount	293.05
Total Offset Amount	0.00
Net Fee	293.05
Narrative - Max Aggregate Offering Price	$ 2,122,000
Final Prospectus	true